U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

   1     Name and Address of Issuer:
         Princor Balanced Fund, Inc.
         The Principal Financial Group
         Des Moines, IA  50392-0200

   2     Name of each series or class of funds for which this notice is filed:
         Class A and Class B Shares

   3     Investment Company Act File Number:  811-05072
         Securities Act File Number:          33-12866

   4     Last day of fiscal year for which this notice if filed:
         October 31, 1995

   5 Check box if this notice is being filed more than 180 days after the close of the issuer purposes of reporting securities sold after the close of the fiscal year but before term issuer's 24f-2 declaration:
         N/A

   6 Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:
         N/A

   7 Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
         None

   8 Number and amount of securities registered during the fiscal year other than pursuant to 24f-2:
            None

   9 Number and aggregate sale price of securities sold during the fiscal year:
                        828,577  Common Stock $10,611,789

  10 Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                        828,577  Common Stock $10,611,789

  11 Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
         Included in response to Item 9.

  12     Calculation of registration fee:

         (i)        Aggregate sale price of securities sold during the
                    fiscal year in reliance on rule 24f-2 (from Item
                    10):                                             $10,611,789

         (ii)       Aggregate price of shares issued in connection
                    with dividend reinvestment plans (from Item 11,
                    if applicable):                                +           0

         (iii)      Aggregate price of shares redeemed or
                    repurchased during the fiscal year (if
                    applicable):                                      10,611,789

         (iv)       Aggregate price of shares redeemed or
                    repurchased and previously applied as a reduction
                    to filling fees pursuant to rule 24e-2 (if
                    applicable):                                               0

         (v)        Net aggregate price of securities sold and issued during
                    the fiscal year in reliance on rule 24f-2 {line (i), plus line (ii), less line (iii), plus line (iv)}
                    (if applicable):                                           0

         (vi)       Multiplier prescribed by Section 6(b) of the Securities Act
                    of 1933 or other applicable law or regulation:      1 / 2900

         (vii)      Fee Due:                                               $0.00

  13 Check box if fees are being remitted to the Commission's lockbox as described in section the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a):
         N/A

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
         N/A

     Signature

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


Princor Balanced Fund, Inc.



By
     S. L. Jones
     President

Attest:

By
     A.S. Filean, Vice President
     and Secretary

     December 19, 1995







     Securities and Exchange Commission
     450 Fifth Street, NW
     Washington, D.C.  20549


     Re  Princor Balanced Fund, Inc.


     In my capacity as Counsel of Princor World Fund, Inc. ("the Fund"), I have supervised the preparation of the Rule 24f-2 Notice for the Fund under the Investment Company Act of 1940 and have reviewed the legality of the securities which are to be registered thereunder. Bas upon examination of such corporate records and matters of fact and law as deemed necessary, I am of the opinion that such securities were legally issued, fully paid and non-assessable.

     I consent to the filing of this opinion as an exhibit to the Rule 24f-2 Notice for the Fund the Investment Company Act of 1940.

     Sincerely




     Michael D. Roughton
     Counsel

     MDR/tm